Acquisitions - (Narrative) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended			80 Months Ended	86 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended		6 Months Ended	0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2014 USD ($) Acquisition	Dec. 31, 2014 Acquisition	Dec. 01, 2011 Term Loan Facility [Member] USD ($)	Jul. 01, 2014 Neo Telecoms [Member] USD ($)	Jul. 01, 2014 Neo Telecoms [Member] EUR (€)	Dec. 31, 2014 Neo Telecoms [Member] USD ($)	Jun. 30, 2014 Neo Telecoms [Member]	Jul. 01, 2014 Neo Telecoms [Member] USD ($)	Jul. 01, 2014 Neo Telecoms [Member] EUR (€)	Dec. 31, 2014 Neo Telecoms [Member] Customer Relationships [Member] USD ($)	Jul. 01, 2014 Neo Telecoms [Member] Call Option [Member]	Jul. 01, 2014 AtlantaNAP [Member] USD ($)	Dec. 31, 2014 AtlantaNAP [Member]	Jun. 30, 2014 AtlantaNAP [Member]	Jul. 01, 2014 AtlantaNAP [Member] USD ($)	Dec. 31, 2014 AtlantaNAP [Member] Customer Relationships [Member] USD ($)	Aug. 01, 2013 Corelink [Member] USD ($)	Dec. 31, 2014 Corelink [Member]	Jun. 30, 2014 Corelink [Member]	Aug. 01, 2013 Corelink [Member] USD ($)	Oct. 01, 2013 Access acquisition [Member] USD ($)	Dec. 31, 2014 Access acquisition [Member] USD ($)	Jun. 30, 2014 Access acquisition [Member] USD ($)	Oct. 01, 2013 Access acquisition [Member] USD ($)	Jun. 30, 2014 Access acquisition [Member] Customer Relationships [Member] USD ($)	Dec. 31, 2014 Access acquisition [Member] Customer Relationships [Member] USD ($)	Oct. 02, 2013 Fiber Link [Member] USD ($)	Dec. 31, 2014 Fiber Link [Member]	Dec. 31, 2013 Fiber Link [Member] USD ($)	Jun. 30, 2014 Fiber Link [Member] USD ($)	Oct. 02, 2013 Fiber Link [Member] USD ($)	Jun. 30, 2014 Fiber Link [Member] Customer Relationships [Member] USD ($)	Dec. 31, 2014 Fiber Link [Member] Customer Relationships [Member] USD ($)	Jun. 30, 2014 Fiber Link [Member] Customer Relationships [Member] Scenario, Previously Reported [Member]	Mar. 04, 2014 Core Xchange [Member] USD ($)	Dec. 31, 2014 Core Xchange [Member]	Jun. 30, 2014 Core Xchange [Member] USD ($)	Mar. 31, 2014 Core Xchange [Member]	Mar. 04, 2014 Core Xchange [Member] USD ($)	Jun. 30, 2014 Core Xchange [Member] Customer Relationships [Member] USD ($)	Dec. 31, 2014 Core Xchange [Member] Customer Relationships [Member] USD ($)	Jun. 30, 2014 Core Xchange [Member] Customer Relationships [Member] Scenario, Previously Reported [Member]	May 16, 2014 Geo [Member] USD ($)	May 16, 2014 Geo [Member] GBP (£)	Dec. 31, 2014 Geo [Member] USD ($)	Jun. 30, 2014 Geo [Member] USD ($)	May 16, 2014 Geo [Member] USD ($)	May 16, 2014 Geo [Member] GBP (£)	Jun. 30, 2014 Geo [Member] Customer Relationships [Member] USD ($)	Dec. 31, 2014 Geo [Member] Customer Relationships [Member] USD ($)	Dec. 31, 2014 Fiberlink Llc [Member] USD ($)	Aug. 31, 2012 FiberGate [Member] USD ($)	Jun. 30, 2014 FiberGate [Member]	Jun. 30, 2013 FiberGate [Member] USD ($)	Aug. 31, 2012 FiberGate [Member] USD ($)	Dec. 31, 2014 FiberGate [Member] Selling, General and Administrative Expenses [Member] USD ($)	Jun. 30, 2013 FiberGate [Member] Customer Relationships [Member] USD ($)	Dec. 01, 2011 360 networks [Member] USD ($)	Jun. 30, 2014 360 networks [Member] USD ($)	Jun. 30, 2012 360 networks [Member] USD ($)	Dec. 01, 2011 360 networks [Member] USD ($)	Jun. 30, 2012 360 networks [Member] Customer Relationships [Member] USD ($)	Dec. 31, 2011 MarquisNet [Member] USD ($)	Jun. 30, 2012 MarquisNet [Member] USD ($)	Dec. 31, 2011 MarquisNet [Member] USD ($)	Jun. 30, 2012 MarquisNet [Member] Customer Relationships [Member] USD ($)	May 01, 2012 Arialink [Member] USD ($)	Jun. 30, 2014 Arialink [Member]	Jun. 30, 2012 Arialink [Member] USD ($)	May 01, 2012 Arialink [Member] USD ($)	Jun. 30, 2012 Arialink [Member] Customer Relationships [Member] USD ($)	Jul. 02, 2012 AboveNet [Member] USD ($)	Jun. 30, 2014 AboveNet [Member] USD ($)	Jun. 30, 2013 AboveNet [Member] USD ($)	Jul. 02, 2012 AboveNet [Member] USD ($)	Jun. 30, 2013 AboveNet [Member] Customer Relationships [Member] USD ($)	Jun. 30, 2014 American Fiber Systems Holding Corporation[Member]	Oct. 01, 2012 US Carrier [Member] USD ($)	Jun. 30, 2014 US Carrier [Member]	Jun. 30, 2013 US Carrier [Member] USD ($)	Oct. 01, 2012 US Carrier [Member] USD ($)	Jun. 30, 2012 US Carrier [Member] Common Class A [Member]	Jun. 30, 2012 US Carrier [Member] Common Class B [Member]	Jun. 30, 2013 US Carrier [Member] Customer Relationships [Member] USD ($)	Dec. 14, 2012 First Telecom [Member] USD ($)	Jun. 30, 2014 First Telecom [Member]	Jun. 30, 2013 First Telecom [Member] USD ($)	Dec. 14, 2012 First Telecom [Member] USD ($)	Jun. 30, 2013 First Telecom [Member] Customer Relationships [Member] USD ($)	Dec. 31, 2012 Litecast/Balticore, LLC [Member] USD ($)	Jun. 30, 2014 Litecast/Balticore, LLC [Member]	Jun. 30, 2013 Litecast/Balticore, LLC [Member] USD ($)	Dec. 31, 2012 Litecast/Balticore, LLC [Member] USD ($)	Jun. 30, 2013 Litecast/Balticore, LLC [Member] Customer Relationships [Member] USD ($)	May 31, 2013 Core NAP [Member] USD ($)	Jun. 30, 2014 Core NAP [Member] USD ($)	Jun. 30, 2013 Core NAP [Member] USD ($)	May 31, 2013 Core NAP [Member] USD ($)	Jun. 30, 2013 Core NAP [Member] Customer Relationships [Member] USD ($)
Business Acquisition [Line Items]
Number of business combinations completed								32	32
Cash paid for acquisitions, net of cash acquired											$ 73,900,000		$ 73,900,000						$ 52,500,000					$ 1,889,000				$ 40,068,000						$ 43,137,000		$ 43,100,000	$ 43,137,000					$ 17,503,000		$ 17,503,000						$ 292,332,000			$ 292,332,000						$ 118,335,000		$ 118,335,000				$ 317,891,000		$ 317,891,000			$ 13,581,000	$ 15,456,000			$ 17,129,000		$ 17,926,000			$ 2,210,043,000		$ 2,210,043,000				$ 16,092,000		$ 16,092,000					$ 109,700,000		$ 109,700,000			$ 22,160,000		$ 22,160,000			$ 7,080,000	$ 50,000	$ 7,080,000
Acquisition date											Jul. 01, 2014	Jul. 01, 2014	Jul. 01, 2014	Jul. 01, 2014					Jul. 01, 2014	Jul. 01, 2014	Jul. 01, 2014			Aug. 01, 2013	Aug. 01, 2013	Aug. 01, 2013		Oct. 01, 2013	Oct. 01, 2013	Oct. 01, 2013				Oct. 02, 2013	Oct. 02, 2013		Oct. 02, 2013					Mar. 04, 2014	Mar. 04, 2014	Mar. 04, 2014						May 16, 2014	May 16, 2014		May 16, 2014						Aug. 31, 2012	Aug. 31, 2012					Dec. 01, 2011	Dec. 01, 2011				Dec. 31, 2011				May 01, 2012	May 01, 2012				Jul. 02, 2012	Jul. 02, 2012				Oct. 01, 2010	Oct. 01, 2012	Oct. 01, 2012						Dec. 14, 2012	Dec. 14, 2012				Dec. 31, 2012	Dec. 31, 2012				May 31, 2013	May 31, 2013
Acquisition purchase price, gross											73,900,000	54,100,000												344,000																										292,332,000	174,308,000														345,000,000					15,875,000
Working capital deficit assumed																																																																			26,400,000					419,000
Cash acquired															4,200,000												93,000				1,162,000							1,000																13,739,000								2,278,000					709,000	709,000									74,000					141,586,000
Purchase price, held in escrow											8,710,000								5,250,000									4,000,000														1,775,000																	17,550,000								400,000			1,875,000				797,000
Notes face amount					100,000,000			100,000,000		315,000,000
Fair value of assets distributed in spin-off																																																																				11,700,000									1,752,000
Business acquisition, percentage of voting interests acquired															96.00%	96.00%		4.00%				100.00%									100.00%							100.00%							100.00%	100.00%								100.00%	100.00%							100.00%															100.00%					100.00%							55.00%	34.00%					100.00%					100.00%
Share price																																																																																		$ 84
Net assets acquired															78,100,000							52,500,000					1,982,000				41,230,000							43,138,000								17,503,000								306,071,000								120,613,000						306,900,000				13,581,000					15,451,000					2,351,629,000						28,919,000							109,700,000					22,160,000					7,080,000
Business acquisition, equity interest issued or issuable, number of shares																								301,949
Business acquisition, equity interest issued or issuable, value assigned																											1,637,000
Notes payable																																																							113,376,000
Notes payable, related parties																																																							69,124,000
Equity Method Investment, Ownership Percentage															4.00%	4.00%
Business acquisition purchase price															78,075,000	57,156,000
Intangibles assumed															13,400,000		13,400,000					30,400,000	30,400,000				156,000				18,000,000	18,000,000	18,000,000					19,300,000	19,300,000	19,300,000						10,148,000	10,148,000	11,000,000						61,164,000		41,906,000	61,200,000					35,963,000		35,963,000				23,959,000	19,923,000			7,874,000	7,874,000				6,807,000	6,807,000				480,366,000	478,112,000					6,820,000			6,820,000				17,135,000	17,135,000				12,510,000	12,510,000				4,105,000	4,105,000
Estimated useful life of acquired intangible assets																	15 years						11 years									20 years							18 years		20 years						12 years		11 years							12 years								20 years					20 years				11 years					20 years					20 years								20 years					15 years					20 years					11 years
Deferred revenue acquired															6,300,000							300,000					219,000				5,054,000							19,203,000								395,000						40,807,000		40,807,000								2,541,000						45,455,000									2,685,000					146,016,000						2,206,000							39,999,000					701,000
Business combination, deferred revenue, weighted average remaining contractual term																																																		9 years 8 months 12 days	9 years 8 months 12 days	9 years 8 months 12 days													12 years 6 months														9 years 1 month 6 days													14 years 2 months 12 days
Deferred Tax Assets, Net					26,807,000	92,742,000		26,807,000																																														(37,516,000)														88,600,000														42,126,000
Net operating loss carry forwards generated																																																																		84,500,000														1,008,755,000
Acquisition related costs	1,300,000	200,000	4,800,000	800,000	5,295,000	14,204,000	6,630,000
Escrow deposit															11,900,000	8,700,000
Deferred tax liability, net															6,200,000												2,962,000				9,556,000																							37,516,000								31,307,000
Property plant and equipment purchase accounting adjustments																													3,052,000	3,052,000							9,855,000																					9,900,000
Finite lived intangible assets, purchase accounting adjustments																													2,000,000	2,000,000							2,100,000																					2,100,000
Deferred tax assets purchase accounting adjustments																													2,000,000								683,000																					700,000
Refund of purchase price																																																															$ 2,500,000